Form N-1A Cover	Dec. 22, 2025
Prospectus [Line Items]
Document Type	N-1A/A
Amendment Flag	true
Amendment Description	Amendment No. 4
Registrant Name	Corgi ETF Trust I
Entity Central Index Key	0002078265
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 22, 2025
Prospectus Date	Dec. 22, 2025